Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease discount rate	8.25%
Operating lease liabilities	$ 47,064
Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease discount rate	7.25%
Charter-in contracts
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	4 years 6 months
Operating lease assets adjustment		$ 14,184
Operating lease liabilities	$ 304,568
Charter-in contracts | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	1 month 6 days
Charter-in contracts | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	10 years 1 month 6 days
Land leases
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	46 years 3 months 18 days
Operating lease liabilities	$ 7,660
Land leases | Minimum | Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	46 years 2 months 12 days
Land leases | Maximum | Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	46 years 7 months 6 days
Office lease agreements
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	1 year 10 months 24 days
Operating lease liabilities	$ 1,204
Office lease agreements | Minimum | Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	2 months 12 days
Office lease agreements | Maximum | Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	3 years 9 months 18 days
Chartered-in vessels
Property Subject To Or Available For Operating Lease [Line Items]
Impairment loss	$ 38,636